Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Sep. 30, 2022 USD ($)
Schedule Of Future Minimum Lease Payments Abstract
Three months ending December 31, 2022	$ 228
2023	987
2024	937
2025	852
2026	183
Total	$ 3,187